OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
Schedule of other assets

	As of December 31,
	2022	2023

	(HK$ in thousands)
Current:
Deposit	52,863	57,932
Staff advances	18,685	17,667
Others	30,710	59,880
Total	102,258	135,479
Non-current:
Refundable deposit	680,356	932,899
Property and equipment, net (Note 7)	145,837	124,964
Deferred tax assets (Note 25)	84,564	96,820
Intangible assets, net (Note 8)	54,448	72,071
Total	965,205	1,226,754